UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (54.1%)
$62,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.01%	04/07/15	06/01/41	$62,000,000
1,800	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.01	04/07/15	04/01/46	1,800,000
	Colorado Springs, CO,
21,530	Utilities System Sub Lien Ser 2004 A	0.05	04/07/15	11/01/23	21,530,000
10,000	Utilities System Sub Lien Ser 2006 A	0.04	04/07/15	11/01/25	10,000,000
18,175	Utilities System Sub Lien Ser 2007 A	0.02	04/07/15	11/01/37	18,175,000
2,185	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 Spears Ser DBE-1187 (c)	0.15	04/07/15	06/01/31	2,185,000
10,000	Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.14	04/07/15	10/01/33	10,000,000
2,200	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.10	04/07/15	06/15/45	2,200,000
7,115	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.14	04/07/15	11/01/35	7,115,000
26,140	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.02	04/07/15	04/01/38	26,140,000
1,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.03	04/07/15	10/15/16	1,000,000
25,005	Gainesville, FL, Utilities System 2007 Ser A	0.04	04/07/15	10/01/36	25,005,000
15,665	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.02	04/07/15	11/15/33	15,665,000
27,500	Illinois Toll Highway Authority, Toll Highway Senior Priority Ser 2007 A-2B	0.03	04/07/15	07/01/30	27,500,000
30,745	Indiana Finance Authority, Trinity Health Ser 2008 D-1	0.01	04/07/15	12/01/34	30,745,000
14,050	JEA, FL, Water & Sewer System Subser 2008 A-2	0.03	04/07/15	10/01/42	14,050,000
12,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.02	04/07/15	05/01/33	12,500,000
	Massachusetts Department of Transportation,
20,000	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.01	04/07/15	01/01/39	20,000,000
31,760	Metropolitan Highway System Contract Assistance Ser 2010 A-7	0.02	04/07/15	01/01/29	31,760,000
	Massachusetts Water Resources Authority,
20,660	Gen Ser 2008 A-1	0.02	04/07/15	08/01/37	20,660,000
8,315	Gen Ser 2008 A-2	0.02	04/07/15	08/01/37	8,315,000
21,400	Gen Ser 2008 A-3	0.02	04/07/15	08/01/37	21,400,000
24,400	Metropolitan Transportation Authority, NY, Ser 2005 E Subser E-1	0.02	04/07/15	11/01/35	24,400,000
	Mobile Downtown Redevelopment Authority, AL,
14,450	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.03	04/07/15	05/01/41	14,450,000
21,125	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.03	04/07/15	05/01/41	21,125,000
	New York City Municipal Water Finance Authority, NY,
30,500	2000 Ser C	0.01	04/07/15	06/15/33	30,500,000
36,200	Second General Fiscal 2010 Ser CC	0.02	04/07/15	06/15/41	36,200,000
	New York City Transitional Finance Authority, NY,
27,500	Future Tax Fiscal 2010 Ser F Subser F-5	0.02	04/07/15	02/01/35	27,500,000
38,050	Future Tax Fiscal 2013 Ser C-5	0.01	04/07/15	11/01/41	38,050,000

17,200	Pinellas County Health Facilities Authority, FL, BayCare Health System Ser 2009 A-2	0.01	04/07/15	11/01/38	17,200,000
	RBC Municipal Products Trust, Inc., PA,
17,690	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.02	04/07/15	12/01/17	17,690,000
10,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.02	04/07/15	02/01/18	10,000,000
5,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.07	04/07/15	07/03/17	5,000,000
20,000	University of California Regents, Ser 2013 AL-4	0.01	04/07/15	05/15/48	20,000,000
23,190	University of Massachusetts Building Authority, Senior Ser 2011-1	0.01	04/07/15	11/01/34	23,190,000
	University of Texas Regents,
56,345	Financing System Ser 2008 B	0.01	04/07/15	08/01/32	56,345,000
13,220	Permanent University Fund Ser 2008 A	0.01	04/07/15	07/01/38	13,220,000
26,360	Permanent University Fund Ser 2008 A	0.01	04/07/15	07/01/37	26,360,000
34,715	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.03	04/07/15	05/15/39	34,715,000
	Total Weekly Variable Rate Bonds (Cost $805,690,000)				805,690,000

	Daily Variable Rate Bonds (21.2%)
	East Baton Rouge Parish, LA,
21,900	Exxon Mobil Corporation Ser 2010 A	0.03	04/01/15	08/01/35	21,900,000
20,300	Exxon Mobil Corporation Ser 2010 B	0.03	04/01/15	12/01/40	20,300,000
22,555	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.02	04/01/15	11/01/41	22,555,000
30,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4459 (c)	0.04	04/01/15	06/26/15	30,000,000
23,500	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2010 D & F PUTTERs Ser 4323 (c)	0.13	04/01/15	12/01/17	23,500,000
	Mississippi Business Finance Corporation,
22,500	Chevron USA Ser 2007 A	0.03	04/01/15	12/01/30	22,500,000
20,500	Chevron USA Ser 2010 K	0.01	04/01/15	11/01/35	20,500,000
	New York City Transitional Finance Authority, NY,
21,600	Future Tax Fiscal 2010 Ser G Subser G-5	0.02	04/02/15	05/01/34	21,600,000
20,800	Future Tax Fiscal 2014 Ser D Subser D-3	0.03	04/01/15	02/01/44	20,800,000
	New York City, NY,
11,650	Fiscal 2008 Ser J Subser J-3	0.02	04/02/15	08/01/23	11,650,000
51,505	Fiscal 2012 Subser G-6	0.02	04/01/15	04/01/42	51,505,000
48,875	Fiscal 2013 Ser F Subser F-3	0.03	04/01/15	03/01/42	48,875,000
	Total Daily Variable Rate Bonds (Cost $315,685,000)				315,685,000

	Put Option Bonds (9.8%)
2,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.09	10/27/15	12/01/46	2,000,000
2,270	Hawaii Department of Budget and Finance, Queen’s Health Systems Window Ser 2015 B	0.16	10/27/15	07/01/39	2,270,000
2,000	Hawaii Department of Budget and Finance, Queen’s Health Systems Window Ser 2015 C	0.16	10/27/15	07/01/39	2,000,000
2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.14	10/27/15	04/01/51	2,000,000
20,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4460 (c)	0.12	04/02/15	06/26/15	20,000,000
20,000	JP Morgan Chase & Co., NJ, New Jersey State Ser Fiscal 2015 TRANs PUTTERs Ser 4461 (c)	0.07	04/07/15	06/26/15	20,000,000

25,850	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.07	06/11/15	08/01/18	25,850,000
1,680	Kent Hospital Finance Authority, MI, Spectrum Health Window Ser 2015 A	0.10	10/27/15	01/15/47	1,680,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.17	08/25/15	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.17	08/28/15	02/01/46	2,100,000
3,765	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.11	10/27/15	07/01/30	3,765,000
2,000	Missouri Health & Educational Facilities Authority, BJC Health System Window Ser 2013 C	0.09	10/27/15	01/01/50	2,000,000
4,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 B	0.16	10/27/15	06/01/41	4,000,000
4,000	Missouri Health & Educational Facilities Authority, SSM Health Care Window Ser 2014 C	0.16	10/27/15	06/01/41	4,000,000
1,165	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B	0.14	10/27/15	11/01/34	1,165,000
1,210	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 C	0.14	10/27/15	11/01/34	1,210,000
8,265	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2012 A	0.10	10/27/15	11/01/34	8,265,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.13	10/27/15	10/01/27	5,000,000
2,500	Polk County Industrial Development Authority, FL, BayCare Health System Window Ser 2014 A-1	0.10	10/27/15	11/15/44	2,500,000
4,975	Suffolk Economic Development Authority, VA, Sentara Health Care Ser 2008 Eagle #20130014 Class A (c)	0.13	04/23/15	11/01/35	4,975,000
10,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.15	10/27/15	11/15/50	10,000,000
3,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.11	10/27/15	11/15/50	3,000,000
8,000	University of Colorado Hospital Authority, Window Ser 2015 A	0.10	10/27/15	11/15/46	8,000,000
1,600	Utah County, IHC Health Services, Inc. Window Ser 2014 B	0.08	10/27/15	05/15/49	1,600,000
2,000	Utah County, IHC Health Services, Inc. Window Ser 2014 C	0.08	10/27/15	05/15/49	2,000,000
4,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.17	08/27/15	01/01/35	4,000,000
	Total Put Option Bonds (Cost $145,380,000)				145,380,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (5.0%)
20,000	Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-1	0.13%	0.13%	11/04/15	20,000,000
20,000	Montgomery County, MD, 2009 Ser A BANs	0.03	0.03	04/08/15	20,000,000
5,000	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2014	0.03	0.03	04/09/15	5,000,000
	San Antonio, TX,
20,000	Electric & Gas Systems Ser B	0.06	0.06	05/07/15	20,000,000
10,000	Water System Ser 2012 A	0.04	0.04	04/06/15	10,000,000
	Total Commercial Paper (Cost $75,000,000)				75,000,000

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (4.9%)
10,000	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.11%	04/07/15	12/01/40	10,000,000
7,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.11	04/07/15	09/01/43	7,000,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT) (c)	0.11	04/07/15	05/01/41	12,000,000
5,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.11	04/07/15	05/01/41	5,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.11	04/07/15	05/01/41	23,000,000
4,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.11	04/07/15	08/03/43	4,000,000
2,700	Western Asset Intermediate Muni Fund, Inc., VRDP Ser 1 (c)	0.11	04/07/15	02/25/45	2,700,000
9,000	Western Asset Managed Municipals Fund, Inc., VRDP Ser 1 (AMT) (c)	0.11	04/07/15	03/04/45	9,000,000
	Total Closed-End Investment Companies (Cost $72,700,000)				72,700,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (4.3%)
4,300	Hazard, KY, Appalachian Regional Health Care Ser 2014 BANs, dtd 11/20/14	1.00%	0.40%	12/01/15	4,317,189
20,000	Los Angeles, CA, Ser 2014 TRANs, dtd 07/10/14	1.50	0.11	06/25/15	20,064,600
2,000	Maryland, State & Local Facilities Loan 1st Ser 2003, dtd 03/02/15	5.25	0.15	03/01/16	2,093,249
	Metropolitan Transportation Authority, NY,
450	Transportation Ser 2010 B Subser B-2, dtd 12/09/14	5.00	0.21	11/15/15	463,428
500	Transportation Ser 2010 D, dtd 12/12/14	4.00	0.21	11/15/15	511,805
1,290	Transportation Ser 2012 D, dtd 03/06/15	4.00	0.21	11/15/15	1,320,429
550	Transportation Ser 2012 F, dtd 12/09/14	4.00	0.21	11/15/15	562,985
470	Transportation Ser 2013 B, dtd 11/19/14	4.00	0.24	11/15/15	481,016
1,480	Transportation Ser 2014 C, dtd 01/28/15	2.00	0.18	11/15/15	1,496,744
1,150	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2014, dtd 11/20/14	1.00	0.25	12/01/15	1,155,754
	New York City Transitional Finance Authority, NY,
500	Future Tax Fiscal 2011 Ser E, dtd 12/12/14	5.00	0.17	11/01/15	514,115
1,700	Future Tax Fiscal 2014 Ser A, dtd 12/09/14	3.00	0.16	11/01/15	1,728,240
1,475	Future Tax Fiscal 2014 Ser C, dtd 02/04/14	5.00	0.13	11/01/15	1,516,981
650	Future Tax Fiscal 2014 Ser C (escrowed to maturity), dtd 02/04/14	5.00	0.13	11/01/15	668,500
3,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2015 BANs, dtd 02/19/15	1.00	0.28	03/01/16	3,019,833
	Texas,
495	Ser 2010 A, dtd 11/19/14	5.00	0.16	10/01/15	507,008
23,000	Ser 2014 TRANs, dtd 09/03/14	1.50	0.13	08/31/15	23,130,724
500	Texas Transportation Commission, Highway Improvement Ser 2010 B, dtd 10/31/14	5.00	0.12	04/01/15	500,000
	Total Municipal Bonds & Notes (Cost $64,052,600)				64,052,600

NUMBER OF SHARES (000)
	Investment Company (0.2%)
2,400	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (d) (Cost $2,400,000)		2,400,000

	Total Investments (Cost $1,480,907,600) (e)	99.5%	1,480,907,600
	Other Assets in Excess of Liabilities	0.5	7,415,091
	Net Assets	100.0%	$1,488,322,691

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
SPEARS	Short Puttable Exempt Adjustable Receipts.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2015.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $5,168 relating to the Fund’s investment in the Liquidity Funds.

(e)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio Composition • March 31, 2015 (unaudited)

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	54.4%
Daily Variable Rate Bonds	21.3
Put Option Bonds	9.8
Commercial Paper	5.1
Closed-End Investment Companies	4.9
Municipal Bonds & Notes	4.3
Investment Company	0.2
100.0%

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$805,690,000	$—	$805,690,000
Daily Variable Rate Bonds	—	315,685,000	—	315,685,000
Put Option Bonds	—	145,380,000	—	145,380,000
Commercial Paper	—	75,000,000	—	75,000,000
Closed-End Investment Companies	—	72,700,000	—	72,700,000
Municipal Bonds & Notes	—	64,052,600	—	64,052,600
Investment Company	2,400,000	—	—	2,400,000
Total Assets	$2,400,000	$1,478,507,600	$—	$1,480,907,600

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015